ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Feb. 26, 2020	Feb. 24, 2020	Feb. 22, 2020	Jun. 30, 2019	May 09, 2019	Mar. 27, 2019	Dec. 31, 2018	Dec. 13, 2016	May 15, 2015
State of incorporation	Nevada	Nevada
Date of incorporation	Oct. 21, 2005	Oct. 21, 2005
Reverse stock split description		1 share for 250 shares
Common stock, shares issued	15,985,681	14,576,681	150,000	100,000	375,000	50,000			5,439,765
Common stock, shares outstanding	15,985,681	14,576,681							5,439,765
Green Grow Farms, Inc. [Member]
Ownership percentage		51.00%									51.00%
Security Exchange Agreement [Member] | Green Grow Farms, Inc. [Member]
Ownership percentage							51.00%
Securities Exchange Agreement [Member]
Ownership percentage							51.00%
Sicilian Vodka [Member]
Ownership percentage									100.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%	51.00%								51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member]
Ownership percentage										51.00%
BiVi [Member]
Ownership percentage	51.00%	51.00%									51.00%
BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage											51.00%
Majority interest [Member] | Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member]
Ownership percentage										51.00%
Majority interest [Member] | BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage											51.00%
Bellissima [Member] | Securities Exchange Agreement [Member]
Ownership percentage										51.00%
Effective January 18, 2019 [Member]
Reverse stock split description	1 share for 250 shares
Effective December 31, 2019 [Member] | Can B Corp [Member]
Sold majority share of Green Grow Farm	51.00%
Series C Preferred Stock
Ownership percentage		51.00%									51.00%